DBX ETF Trust | 1
Schedule of Investments
Xtrackers US National Critical Technologies ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 11.3%
Alphabet, Inc., Class A
15,519 2,535,494
AT&T, Inc.
25,726 511,947
Auto Trader Group PLC, 144A
3,429 38,351
BCE, Inc.
3,381 118,432
BT Group PLC
21,350 39,002
CAR Group Ltd.
1,445 37,119
Charter Communications, Inc.,
Class A *
352 122,334
Comcast Corp., Class A
13,786 545,512
Electronic Arts, Inc.
868 131,780
Liberty Global Ltd., Class A *
1,825 35,314
Pinterest, Inc., Class A *
2,119 67,893
Quebecor, Inc., Class B
1,633 40,554
Rightmove PLC
5,267 38,459
ROBLOX Corp., Class A *
1,841 80,985
Rogers Communications, Inc.,
Class B
1,325 53,708
Snap, Inc., Class A *
3,783 35,333
Spark New Zealand Ltd.
15,290 34,343
Take-Two Interactive Software,
Inc. *
570 92,175
Telstra Group Ltd.
42,204 112,537
TELUS Corp.
5,141 83,042
T-Mobile US, Inc.
1,779 353,523
TPG Telecom Ltd.
12,319 41,458
Trade Desk, Inc., Class A *
1,559 162,962
Verizon Communications, Inc.
15,128 632,048
Vodafone Group PLC
71,308 69,744
Warner Bros Discovery, Inc. *
8,115 63,622
(Cost $5,695,152)
6,077,671
Consumer Discretionary
— 5.5%
Amazon.com, Inc. *
14,431 2,575,934
DoorDash, Inc., Class A *
1,093 140,680
Expedia Group, Inc. *
426 59,252
General Motors Co.
4,026 200,414
(Cost $2,821,011)
2,976,280
Consumer Staples — 0.2%
Haleon PLC
(Cost $86,049)
20,923 105,043
Energy — 7.6%
Ampol Ltd.
1,706 33,487
BP PLC
57,195 322,774
Chevron Corp.
6,627 980,465
Exxon Mobil Corp.
16,119 1,901,075
Imperial Oil Ltd.
626 47,144
Marathon Petroleum Corp.
1,263 223,702
Phillips 66
1,518 212,991
Suncor Energy, Inc.
4,581 185,789
Number
of Shares Value $
Valero Energy Corp.
1,145 168,006
(Cost $3,933,137)
4,075,433
Financials — 0.8%
Block, Inc. *
1,981 130,905
Fidelity National Information
Services, Inc.
2,036 167,868
Global Payments, Inc.
888 98,577
Wise PLC, Class A *
4,032 37,332
(Cost $413,741)
434,682
Health Care — 20.1%
Abbott Laboratories
6,207 703,067
AbbVie, Inc.
6,347 1,245,979
Agilent Technologies, Inc.
1,038 148,351
Alnylam Pharmaceuticals, Inc. *
458 120,312
Amgen, Inc.
1,924 642,289
Argenx SE, ADR *
214 110,706
Astellas Pharma, Inc.
5,900 73,626
Avantor, Inc. *
2,418 62,481
Biogen, Inc. *
529 108,318
BioMarin Pharmaceutical, Inc. *
675 61,567
Boston Scientific Corp. *
5,256 429,888
Bristol-Myers Squibb Co.
7,254 362,337
CSL Ltd.
1,754 365,548
Daiichi Sankyo Co. Ltd.
6,100 255,889
Danaher Corp.
2,368 637,726
Dexcom, Inc. *
1,399 97,007
GE HealthCare Technologies,
Inc.
1,537 130,368
Gilead Sciences, Inc.
4,473 353,367
GRAIL, Inc. *
2,251 31,762
GSK PLC
13,891 302,506
Hikma Pharmaceuticals PLC
1,469 38,284
ICON PLC *
294 94,686
IDEXX Laboratories, Inc. *
293 141,030
Illumina, Inc. *
569 74,767
Incyte Corp. *
686 45,043
IQVIA Holdings, Inc. *
641 161,243
Labcorp Holdings, Inc.
291 66,898
Medtronic PLC
4,598 407,291
Mettler-Toledo International,
Inc. *
76 109,370
Moderna, Inc. *
1,219 94,351
Ono Pharmaceutical Co. Ltd.
2,600 38,499
Pfizer, Inc.
20,364 590,760
Pro Medicus Ltd.
404 41,309
Quest Diagnostics, Inc.
411 64,515
Regeneron Pharmaceuticals,
Inc. *
384 454,921
ResMed, Inc.
534 130,841
Royalty Pharma PLC, Class A
1,318 38,261
Takeda Pharmaceutical Co. Ltd.
5,600 166,648

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Teva Pharmaceutical Industries
Ltd. *
4,063 76,746
Thermo Fisher Scientific, Inc.
1,370 842,646
Veeva Systems, Inc., Class A *
528 114,280
Vertex Pharmaceuticals, Inc. *
925 458,698
Waters Corp. *
215 74,465
Zoetis, Inc.
1,638 300,557
(Cost $9,973,958)
10,869,203
Industrials — 12.7%
AMETEK, Inc.
809 138,379
Atlas Arteria Ltd. (a)
10,784 37,316
Auckland International Airport
Ltd.
7,548 35,819
Automatic Data Processing, Inc.
1,477 407,519
BAE Systems PLC
10,665 191,045
Boeing Co. *
2,210 383,965
Broadridge Financial Solutions,
Inc.
427 90,891
CAE, Inc. *
2,120 37,925
Carrier Global Corp.
3,074 223,726
Dover Corp.
514 95,619
Eaton Corp. PLC
1,431 439,217
Emerson Electric Co.
2,038 214,785
Expeditors International of
Washington, Inc.
498 61,458
Fortive Corp.
1,263 93,967
General Dynamics Corp.
972 290,978
Honeywell International, Inc.
2,337 485,886
Illinois Tool Works, Inc.
1,074 271,915
Ingersoll Rand, Inc.
1,480 135,346
Johnson Controls International
PLC
2,394 174,403
L3Harris Technologies, Inc.
693 164,012
Leidos Holdings, Inc.
486 77,036
Lockheed Martin Corp.
857 486,862
Mainfreight Ltd.
845 38,593
Melrose Industries PLC
4,621 29,267
Northrop Grumman Corp.
524 274,162
PACCAR, Inc.
1,886 181,396
Parker-Hannifin Corp.
461 276,692
Rockwell Automation, Inc.
421 114,525
Rolls-Royce Holdings PLC *
30,400 198,328
RTX Corp.
4,791 590,922
Smiths Group PLC
1,496 35,430
SS&C Technologies Holdings,
Inc.
793 59,546
Textron, Inc.
654 59,645
Thomson Reuters Corp.
498 85,289
TransDigm Group, Inc.
196 269,149
Transurban Group (a)
10,890 100,119
(Cost $6,245,192)
6,851,132
Information Technology
— 34.0%
Number
of Shares Value $
Adobe, Inc. *
1,589 912,738
Akamai Technologies, Inc. *
545 55,503
Amdocs Ltd.
427 37,136
Analog Devices, Inc.
1,775 416,841
ANSYS, Inc. *
318 102,212
Applied Materials, Inc.
2,967 585,270
Arista Networks, Inc. *
919 324,756
Atlassian Corp., Class A *
565 93,564
Autodesk, Inc. *
780 201,552
Cadence Design Systems, Inc. *
976 262,476
Capgemini SE
631 130,960
Cellebrite DI Ltd. *
2,588 44,151
CGI, Inc. *
726 81,787
Check Point Software
Technologies Ltd. *
324 62,370
Cisco Systems, Inc.
14,448 730,202
Cloudflare, Inc., Class A *
1,064 87,397
Cognizant Technology Solutions
Corp., Class A
1,772 137,808
Constellation Software, Inc.
71 231,830
Crowdstrike Holdings, Inc., Class
A *
811 224,874
CyberArk Software Ltd. *
154 44,158
Datadog, Inc., Class A *
1,052 122,306
Dell Technologies, Inc., Class C
1,020 117,851
Enphase Energy, Inc. *
478 57,857
EPAM Systems, Inc. *
201 40,353
Fair Isaac Corp. *
86 148,803
Fortinet, Inc. *
2,238 171,677
Gen Digital, Inc.
2,055 54,375
Halma PLC
1,303 44,627
Hewlett Packard Enterprise Co.
4,753 92,066
HubSpot, Inc. *
177 88,335
International Business Machines
Corp.
3,300 667,029
Intuit, Inc.
978 616,394
Keysight Technologies, Inc. *
626 96,479
KLA Corp.
483 395,785
Lam Research Corp.
468 384,233
Microsoft Corp.
6,205 2,588,354
Monday.com Ltd. *
151 40,149
MongoDB, Inc. *
242 70,371
Motorola Solutions, Inc.
604 266,992
Nice Ltd. *
220 39,288
NVIDIA Corp.
23,121 2,759,954
Okta, Inc. *
567 44,640
Open Text Corp.
1,150 36,588
Oracle Corp.
5,771 815,385
Palantir Technologies, Inc., Class
A *
7,046 221,808
Palo Alto Networks, Inc. *
1,159 420,392
Roper Technologies, Inc.
380 210,676
Sage Group PLC
3,585 47,634

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Salesforce, Inc.
3,396 858,848
ServiceNow, Inc. *
734 627,570
Shopify, Inc., Class A *
4,295 318,074
Snowflake, Inc., Class A *
1,086 124,054
Synopsys, Inc. *
546 283,691
Teradyne, Inc.
554 75,748
Trimble, Inc. *
908 51,475
VeriSign, Inc. *
345 63,446
WiseTech Global Ltd.
650 52,425
Wix.com Ltd. *
218 36,323
Workday, Inc., Class A *
760 200,024
Xero Ltd. *
488 47,295
Zebra Technologies Corp., Class
A *
184 63,550
Zoom Video Communications,
Inc., Class A *
902 62,310
Zscaler, Inc. *
333 66,593
(Cost $16,789,780)
18,359,412
Materials — 2.3%
Albemarle Corp.
417 37,634
BHP Group Ltd.
17,943 496,347
Croda International PLC
684 36,920
Dow, Inc.
2,571 137,754
DuPont de Nemours, Inc.
1,509 127,133
First Quantum Minerals Ltd. *
2,819 35,495
Fortescue Ltd.
5,474 67,857
Fresnillo PLC
4,938 35,142
IGO Ltd.
9,889 37,239
Lundin Mining Corp.
3,511 36,419
Lynas Rare Earths Ltd. *
9,084 43,514
Northern Star Resources Ltd.
4,045 41,882
Orica Ltd.
2,968 35,765
Pilbara Minerals Ltd.
19,106 38,501
South32 Ltd.
18,903 40,273
(Cost $1,275,479)
1,247,875
Real Estate — 0.2%
CoStar Group, Inc. *
(Cost $121,268)
1,479 114,327
Utilities — 5.0%
Algonquin Power & Utilities
Corp.
5,990 32,489
American Electric Power Co.,
Inc.
1,927 193,240
Avangrid, Inc.
1,030 36,761
Number
of Shares Value $
Constellation Energy Corp.
1,146 225,418
Dominion Energy, Inc.
2,976 166,358
Edison International
1,341 116,707
Emera, Inc.
1,142 43,002
Entergy Corp.
771 93,052
Exelon Corp.
3,477 132,439
FirstEnergy Corp.
1,974 86,698
Fortis, Inc.
1,790 78,759
Hydro One Ltd., 144A
1,116 37,933
Mercury NZ Ltd.
7,826 30,602
Meridian Energy Ltd.
10,238 40,610
National Grid PLC
17,214 225,918
NextEra Energy, Inc.
7,426 597,867
Northland Power, Inc.
2,254 34,502
PPL Corp.
2,695 85,998
Southern Co.
3,962 342,317
SSE PLC
3,790 93,992
(Cost $2,231,848)
2,694,662
TOTAL COMMON STOCKS
(Cost $49,586,615)
53,805,720
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Artificial Intelligence
and Big Data ETF * (b)(c)
(Cost $48,856)
1,600 49,396
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(d)(e)
(Cost $6,250)
6,250 6,250
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
5.24% (d)
(Cost $4,972)
4,972 4,972
TOTAL INVESTMENTS — 99.8%
(Cost $49,646,693)
53,866,338
Other assets and liabilities,
net — 0.2%
96,111
NET ASSETS — 100.0%
53,962,449

4 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
At August 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *(a) (b)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Artificial Intelligence and Big Data ETF  * (b)(c)
— 48,856 — — 540 — — 1,600 49,396
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (d)(e)
18,550 — (12,300) (f) — — 12 — 6,250 6,250
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.24% (d)
68,548 204,908 (268,484) — — 622 — 4,972 4,972
87,098 253,764 (280,784) — 540 634 — 12,822 60,618
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $6,175, which is 0.0% of net assets.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
†
Micro E-mini NASDAQ 100 futures
USD 1 40,391 39,246 9/20/2024 (1,145)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2024.
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CRTC-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 53,805,720 $ — $ — $ 53,805,720
Exchange-Traded Funds
49,396 — — 49,396
Short-Term Investments (a)
11,222 — — 11,222
TOTAL
$ 53,866,338 $ — $ — $ 53,866,338
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (1,145) $ — $ — $ (1,145)
TOTAL
$ (1,145) $ — $ — $ (1,145)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.